Note 24 - Fair Value of Financial Instruments - Schedule of Fair Value Measurement Inputs Level 3 (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Balance	€ 3,921	€ 4,377
Warrants granted		3,168
Warrants forfeited (see note 20)	(489)	(72)
Warrants exercises (see note 20)	(136)	(102)
FV adjustments (see note 20)	(2,044)	(3,811)
USD/EUR exchange impact	(412)	360
Balance	840	3,921
March 2012 Investor Warrants [member]
Balance	640	1,691
Warrants granted
Warrants forfeited (see note 20)	(489)
Warrants exercises (see note 20)	(136)	(5)
FV adjustments (see note 20)		(1,100)
USD/EUR exchange impact	(16)	53
Balance		640
March 2012 Placement Agent Warrants [Member]
Balance		99
Warrants granted
Warrants forfeited (see note 20)
Warrants exercises (see note 20)		(99)
FV adjustments (see note 20)
USD/EUR exchange impact
Balance
May 2013 Investor Warrants [Member]
Balance	1,118	2,514
Warrants granted
Warrants forfeited (see note 20)
Warrants exercises (see note 20)
FV adjustments (see note 20)	(656)	(1,478)
USD/EUR exchange impact	(135)	81
Balance	328	1,118
May 2013 Placement Agent Warrants [Member]
Balance		73
Warrants granted
Warrants forfeited (see note 20)		(72)
Warrants exercises (see note 20)
FV adjustments (see note 20)
USD/EUR exchange impact
Balance
April 2016 Investor Warrants [Member]
Balance	2,162
Warrants granted		3,168
Warrants forfeited (see note 20)
Warrants exercises (see note 20)
FV adjustments (see note 20)	(1,388)	(1,232)
USD/EUR exchange impact	(262)	227
Balance	€ 512	€ 2,162